Summary of Activity in Allowance for Loan Losses by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 11,478	$ 9,060	$ 9,060	$ 8,403	$ 6,742
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Charge-offs	(877)	(491)	(917)	(1,147)	(2,507)
Recoveries	52	83	151	154	125
Ending balance	12,762	9,894	11,478	9,060	8,403
Allowance for losses:
Individually evaluated for impairment	761		989	1,643	1,313
Collectively evaluated for impairment	11,936		10,489	7,417	7,090
Loans acquired with deteriorated credit quality	65	0	0	0	0
Ending balance	12,762	9,894	11,478	9,060	8,403
Loans:
Individually evaluated for impairment	12,073		14,806	19,570	16,120
Collectively evaluated for impairment	1,496,395		1,347,763	966,110	840,707
Acquired with deteriorated credit quality	3,447		6,945	0	0
Ending balance	1,511,915		1,369,514	985,680	856,827
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	11,478	9,060	9,060	8,403	6,742
Provision for loan losses	2,109	1,242	3,184	1,650	4,043
Charge-offs	(877)	(491)	(917)	(1,147)	(2,507)
Recoveries	52	83	151	154	125
Ending balance	12,762	9,894	11,478	9,060	8,403
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,377	1,259	1,259	1,228	855
Provision for loan losses	(185)	20	1,261	37	937
Charge-offs	(231)	(78)	(169)	(23)	(579)
Recoveries	9	0	26	17	15
Ending balance	1,970	1,201	2,377	1,259	1,228
Allowance for losses:
Individually evaluated for impairment	332		165	124	70
Collectively evaluated for impairment	1,638		2,212	1,135	1,158
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	1,970	1,201	2,377	1,259	1,228
Loans:
Individually evaluated for impairment	571		724	830	112
Collectively evaluated for impairment	198,418		166,965	126,997	121,693
Acquired with deteriorated credit quality	1,766		2,193	0	0
Ending balance	200,755		169,882	127,827	121,805
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,377	1,259	1,259	1,228	855
Provision for loan losses	(185)	20	1,261	37	937
Charge-offs	(231)	(78)	(169)	(23)	(579)
Recoveries	9	0	26	17	15
Ending balance	1,970	1,201	2,377	1,259	1,228
Commercial Real Estate, Land and Land Development
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,924	5,051	5,051	4,294	3,171
Provision for loan losses	2,667	874	289	1,416	1,536
Charge-offs	(556)	(204)	(484)	(694)	(416)
Recoveries	9	51	68	35	3
Ending balance	7,044	5,772	4,924	5,051	4,294
Allowance for losses:
Individually evaluated for impairment	323		644	802	832
Collectively evaluated for impairment	6,656		4,280	4,249	3,462
Loans acquired with deteriorated credit quality	65		0	0	0
Ending balance	7,044	5,772	4,924	5,051	4,294
Loans:
Individually evaluated for impairment	7,948		10,601	13,980	13,207
Collectively evaluated for impairment	824,022		732,581	535,903	429,169
Acquired with deteriorated credit quality	815		2,641	0	0
Ending balance	832,785		745,823	549,883	442,376
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	4,924	5,051	5,051	4,294	3,171
Provision for loan losses	2,667	874	289	1,416	1,536
Charge-offs	(556)	(204)	(484)	(694)	(416)
Recoveries	9	51	68	35	3
Ending balance	7,044	5,772	4,924	5,051	4,294
Real estate, Residential
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,965	1,964	1,964	1,639	1,214
Provision for loan losses	(338)	91	1,176	641	1,213
Charge-offs	(66)	(171)	(178)	(316)	(837)
Recoveries	6	0	3	0	49
Ending balance	2,567	1,884	2,965	1,964	1,639
Allowance for losses:
Individually evaluated for impairment	92		164	666	360
Collectively evaluated for impairment	2,475		2,801	1,298	1,279
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	2,567	1,884	2,965	1,964	1,639
Loans:
Individually evaluated for impairment	3,479		3,376	4,576	2,469
Collectively evaluated for impairment	324,471		301,259	215,362	205,527
Acquired with deteriorated credit quality	866		1,552	0	0
Ending balance	328,816		306,187	219,938	207,996
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,965	1,964	1,964	1,639	1,214
Provision for loan losses	(338)	91	1,176	641	1,213
Charge-offs	(66)	(171)	(178)	(316)	(837)
Recoveries	6	0	3	0	49
Ending balance	2,567	1,884	2,965	1,964	1,639
Single-Family Interim Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	523	317	317	250	940
Provision for loan losses	17	360	206	38	(139)
Charge-offs	0	0	0	(20)	(561)
Recoveries	0	0	0	49	10
Ending balance	540	677	523	317	250
Allowance for losses:
Individually evaluated for impairment	0		0	50	50
Collectively evaluated for impairment	540		523	267	200
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	540	677	523	317	250
Loans:
Individually evaluated for impairment	0		0	91	99
Collectively evaluated for impairment	71,844		67,361	24,501	20,303
Acquired with deteriorated credit quality	0		559	0	0
Ending balance	71,844		67,920	24,592	20,402
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	523	317	317	250	940
Provision for loan losses	17	360	206	38	(139)
Charge-offs	0	0	0	(20)	(561)
Recoveries	0	0	0	49	10
Ending balance	540	677	523	317	250
Agricultural
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	159	209	209	167	145
Provision for loan losses	51	22	(50)	42	22
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	210	231	159	209	167
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	210		159	209	167
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	210	231	159	209	167
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	34,491		40,127	34,923	32,902
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	34,491		40,127	34,923	32,902
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	159	209	209	167	145
Provision for loan losses	51	22	(50)	42	22
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	210	231	159	209	167
Consumer
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	278	235	235	293	358
Provision for loan losses	68	115	75	(17)	1
Charge-offs	(24)	(38)	(86)	(94)	(114)
Recoveries	28	32	54	53	48
Ending balance	350	344	278	235	293
Allowance for losses:
Individually evaluated for impairment	14		16	1	1
Collectively evaluated for impairment	336		262	234	292
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	350	344	278	235	293
Loans:
Individually evaluated for impairment	75		105	93	233
Collectively evaluated for impairment	43,085		39,397	28,344	31,037
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	43,160		39,502	28,437	31,270
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	278	235	235	293	358
Provision for loan losses	68	115	75	(17)	1
Charge-offs	(24)	(38)	(86)	(94)	(114)
Recoveries	28	32	54	53	48
Ending balance	350	344	278	235	293
Other Loan
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	0	0	0	0	0
Provision for loan losses	0	0	0	0	0
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	0	0	0	0	0
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	0		0	0	0
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	0	0	0	0	0
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	64		73	80	76
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	64		73	80	76
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	0	0	0	0	0
Provision for loan losses	0	0	0	0	0
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	0	0	0	0	0
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	252	25	25	532	59
Provision for loan losses	(171)	(240)	227	(507)	473
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	81	(215)	252	25	532
Allowance for losses:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	81		252	25	532
Loans acquired with deteriorated credit quality	0		0	0	0
Ending balance	81	(215)	252	25	532
Loans:
Individually evaluated for impairment	0		0	0	0
Collectively evaluated for impairment	0		0	0	0
Acquired with deteriorated credit quality	0		0	0	0
Ending balance	0		0	0	0
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	252	25	25	532	59
Provision for loan losses	(171)	(240)	227	(507)	473
Charge-offs	0	0	0	0	0
Recoveries	0	0	0	0	0
Ending balance	$ 81	$ (215)	$ 252	$ 25	$ 532